Investments accounted for using the equity method	12 Months Ended
Dec. 31, 2017
Interests In Other Entities [Abstract]
Investments accounted for using the equity method
Investments accounted for using the equity method
The following table summarizes Investments accounted for using the equity method:

	At December 31
	2017	2016
	(€ million)
Joint ventures	€1,866	€1,680
Associates	94	62
Other	48	51
Total Investments accounted for using the equity method	€2,008	€1,793

FCA's ownership percentages and the carrying value of investments in joint ventures accounted for under the equity method were as follows:

	Ownership percentage		Investment balance
	At December 31		At December 31
	2017	2016	2017	2016
Joint ventures	Ownership percentage		(€ million)
FCA Bank S.p.A.	50%	50%	€1,178	€1,044
Tofas-Turk Otomobil Fabrikasi A.S.	37.9%	37.9%	298	302
GAC Fiat Chrysler Automobiles Co.	50%	50%	287	237
Others			103	97
Total			€1,866	€1,680

FCA Bank is a joint venture with Crédit Agricole Consumer Finance S.A. (“CACF”) which operates in Europe, primarily in Italy, France, Germany, UK and Spain. In July 2013, the Group reached an agreement with Crédit Agricole to extend the term of the joint venture through to December 31, 2021. FCA Bank provides retail and dealer financing and long-term rental services in the automotive sector, directly or through its subsidiaries as a partner of the Group's mass-market vehicle brands and for Maserati vehicles.
The financial statements of FCA Bank as at and for the year ended December 31, 2017 have not been authorized for issuance as of the date of issuance of the FCA Consolidated Financial Statements. As such, the most recent publicly available financial information is included in the tables below.
The most recently available information was used to estimate FCA's share of FCA Bank net income and net equity. Any difference between this data and actual results will be adjusted in the 2018 FCA Consolidated Financial Statements when available.
The following tables include summarized financial information relating to FCA Bank:

	At June 30, 2017	At December 31, 2016

	(€ million)
Financial assets	€21,867	€20,201
Of which: Cash and cash equivalents	—	—
Other assets	3,378	3,083
Financial liabilities	21,557	19,887
Other liabilities	1,265	1,159
Equity (100%)	2,423	2,238
Net assets attributable to owners of the parent	2,382	2,199
Group's share of net assets	1,191	1,100
Elimination of unrealized profits and other adjustments	(13)	(56)
Carrying amount of interest in FCA Bank(1)	€1,178	€1,044
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(1) Amounts as at December 31, 2017 and 2016 respectively.

	Six months ended June 30	Years ended December 31
	2017	2016	2015
	(€ million)
Interest and similar income	€437	€764	€729
Interest and similar expenses	(147)	(263)	(285)
Income tax expense	(70)	(105)	(110)
Profit from continuing operations	190	312	249
Net profit	190	312	249
Net profit attributable to owners of the parent (A)	188	309	248
Other comprehensive income/(loss) attributable to owners of the parent (B)	(7)	(64)	29
Total Comprehensive income attributable to owners of the parent (A+B)	€181	€245	€277
Group’s share of net profit(1)	€190	€154	€124

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(1) Amounts for the years ended December 31, 2017, 2016 and 2015 respectively
Tofas-Turk Otomobil Fabrikasi A.S. (“Tofas”), is a joint venture with Koç Holding which is registered with the Turkish Capital Market Board and listed on the İstanbul Stock Exchange. At December 31, 2017, the fair value of the Group’s interest in Tofas was €1,375 million (€1,258 million at December 31, 2016).
GAC Fiat Chrysler Automobiles Co. (“GAC FCA JV”) is a joint venture with Guangzhou Automobile Group Co., Ltd., which locally produces Jeep vehicles for the Chinese market.
The Group's proportionate share of the earnings of our joint ventures, associates and interests in unconsolidated subsidiaries accounted for using the equity method is reflected within Result from investments in the Consolidated Income Statement. The following table summarizes the share of profits of equity method investees included within Result from investments:

	Years ended December 31
	2017	2016	2015
	(€ million)
Joint Ventures	€390	€291	€155
Associates	9	7	(27)
Other	10	15	2
Total Share of the profit of equity method investees	€409	€313	€130

Immaterial Joint Ventures and Associates
The aggregate amounts recognized for the Group’s share in all individually immaterial joint ventures and associates accounted for using the equity method were as follows:

	Years ended December 31
	2017	2016	2015
	(€ million)
Joint ventures:
Profit from continuing operations	€201	€137	€31
Net profit	201	137	31
Other comprehensive income/(loss)	(105)	(90)	(30)
Total Other comprehensive income	€96	€47	€1

Associates:
Income/(loss) from continuing operations	€9	€7	€(27)
Net income/(loss)	9	7	(27)
Other comprehensive income/(loss)	(3)	(1)	3
Total Other comprehensive income/(loss)	€6	€6	€(24)